Equity share capital and share premium (Tables)	12 Months Ended
Mar. 31, 2019
Equity share capital and share premium
Schedule of authorized shares

	March 31,
	2018	2019
	Numbers of	Numbers of
	Shares	Shares
Ordinary shares of INR 0.006 ($ 0.0001) each	500,000,000	500,000,000
Ordinary share Class A of INR 0.006 ($ 0.0001) each	10,000,000	10,000,000
Ordinary share Class F of INR 0.006 ($ 0.0001) each	3,159,375	3,159,375
Preference shares of INR 0.006 ($ .0001) each	10,000,000	10,000,000
	523,159,375	523,159,375

Schedule of changes in treasury shares

Treasury shares

	Numbers of
	Shares	Amount
Balance as at April 1, 2017	63,771	54,371
Issue of shares	—	—
Vesting of options	(35,871)	(24,287)
Balance as at March 31, 2018	27,900	30,084

Balance as at April 1, 2018	27,900	30,084
Share based payment expense	—	(650)
Vesting of options	(26,901)	(18,215)
Balance as at March 31, 2019	999	11,219

Ordinary shares
Equity share capital and share premium
Schedule of changes in share capital and share premium

	Numbers	Share	Share
	of Shares	Capital	Premium
Balance as at April 1, 2017	33,828,856	633	14,438,936
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	818,954	5	636,085
Transaction with equity shareholders*			(112,406)
Balance as at March 31, 2018	34,647,810	638	14,962,615

Balance as at April 1, 2018	34,647,810	638	14,962,615
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	635,455	4	357,981
Issue of ordinary shares in follow-on public offering, net of issuance costs**	10,350,000	71	3,563,509
Balance as at March 31, 2019	45,633,265	713	18,884,105

*     Transaction with equity shareholders represent tax deposited on behalf of restricted stock holders.

**   On June 26, 2018, the Company completed a follow-on public offering in which the Company offered and sold an aggregate of 10,350,000 ordinary shares, including 1,350,000 ordinary shares sold pursuant to the underwriters' full exercise of their option to purchase additional shares, at a public offering price of INR 375.71 (USD 5.50) per share. The aggregate price of the offering amount registered and sold was INR 3,888,547 (USD 56,925) of which we received net proceeds of INR 3,563,580 (USD 52,168). The Company incurred expenses of INR 324,967 (USD 4,757)  including the underwriters' commission expense amounting INR 220,633 (USD 3,190), for the issuance of the shares which has been adjusted against the share premium. The amount in USD is converted at transaction date exchange rate of 68.31 INR per USD.